Net Loss Per Share (Details) - Schedule of Earnings Per Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net loss – basic and diluted	$ (1,859,906)	$ (3,269,123)	$ (8,978,129)	$ (8,030,256)	$ (13,763,658)	$ (12,073,260)
Denominator
Weighted average shares used to compute net loss per share, basic	6,030,259	3,880,433	5,928,460	3,599,266	3,774,219	2,718,888
Weighted average shares used to compute net loss per share, diluted	6,030,259	3,880,433	5,928,460	3,599,266	3,774,219	2,718,888
Net loss per share – basic	$ (0.31)	$ (0.84)	$ (1.51)	$ (2.23)	$ (3.65)	$ (4.44)
Net loss per share diluted	$ (0.31)	$ (0.84)	$ (1.51)	$ (2.23)	$ (3.65)	$ (4.44)